SHARE CAPITAL - Additional Information (Details) - RUB (₽) ₽ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2022	Nov. 30, 2021	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Issue of shares in the private placement (in shares)			5,566,900		5,566,900
Number of American Depositary Shares issued		4,042,400			4,042,400
Proceeds from issuance of shares		₽ 4,255	₽ 2,265		₽ 6,520
Issue of shares upon the exercise of the share-based awards (in shares)				88,037
Former Chief Operating Officer
Issue of shares upon the exercise of the share-based awards (in shares)	57,199
External advisors
Issue of shares upon the exercise of the share-based awards (in shares)	30,838